                                  . Vari-Exceptional Life
[Graphics]
                                  . Variable Inheiritage

                                  . Estate Optimizer

                                  . Vari-Exceptional Life Plus



We will be mailing you a paper update of this document annually. If you would
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                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                                 Annual Report

                               DECEMBER 31, 2002

                              GENERAL INFORMATION



OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
J. Kendall Huber, Vice President and General Counsel
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   UBS Global Asset Management (Americas) Inc.
   209 South LaSalle Street, Chicago, IL 60604
     Core Equity Fund (Co-Sub-Adviser)

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   155 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware International Advisers Ltd.
80 Cheapside, London, England EC2V6EE
  Delaware VIP International Value Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Money Market Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP II Asset Manager Portfolio
  Fidelity VIP II Index 500 Portfolio

Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Health Sciences Fund

Janus Capital Management LLC
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Growth Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio



One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE '87 (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Vari-Exceptional Life '87 sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment
Trust
AIT Core Equity Fund       4/29/85  11/19/87  -24.14% -3.21%    5.65%      5.65% -100.00% -16.45%    0.71%      0.71%
AIT Equity Index Fund      9/28/90  10/25/90  -22.92% -1.66%    7.94%      7.94% -100.00% -14.65%    3.17%      3.17%
AIT Government Bond Fund   8/26/91   11/6/91    8.29%  5.94%    5.48%      5.48%  -81.20%  -6.04%    0.53%      0.53%
AIT Money Market Fund      4/29/85  12/22/87    0.75%  3.65%    3.71%      3.71%  -87.58%  -8.60%   -1.38%     -1.38%
AIT Select Aggressive
  Growth Fund              8/21/92   9/17/92  -29.50% -9.22%    2.51%      2.51% -100.00% -23.58%   -2.69%     -2.69%
AIT Select Capital
  Appreciation Fund        4/28/95   4/28/95  -22.31%  2.47%    8.82%      8.82% -100.00%  -9.93%    2.29%      1.99%
AIT Select Emerging
  Markets Fund             2/20/98    6/4/98  -11.47%    N/A   -8.93%     -7.69%  -97.87%     N/A  -23.90%    -25.05%
AIT Select Growth Fund     8/21/92   9/17/92  -28.25% -5.51%    3.87%      3.87% -100.00% -19.15%   -1.21%     -1.21%
AIT Select Growth and
  Income Fund              8/21/92   9/17/92  -25.98% -4.97%    4.78%      4.78% -100.00% -18.51%   -0.22%     -0.22%
AIT Select International
  Equity Fund               5/2/94    5/3/94  -20.09% -3.32%    2.17%      2.17% -100.00% -16.58%   -3.98%     -4.20%
AIT Select Investment
  Grade Income Fund        4/29/85   12/2/87    7.16%  5.65%    6.09%      6.09%  -82.16%  -6.36%    1.19%      1.19%
AIT Select Strategic
  Growth Fund              2/20/98    6/4/98  -46.86%    N/A  -24.29%    -25.61% -100.00%     N/A  -43.70%    -48.43%
AIT Select Strategic
  Income Fund               7/3/00    5/1/01    7.94%    N/A    7.73%      7.13%  -81.50%     N/A  -24.78%    -61.98%
AIT Select Value
  Opportunity Fund         4/30/93    5/6/93  -17.07%  3.27%    9.20%      9.09% -100.00%  -9.03%    4.31%      4.03%

Alliance Variable Products Series Fund, Inc. (Class
B)
Alliance Premier Growth
  Portfolio                6/26/92    5/1/01  -31.46% -2.41%    8.07%    -27.25% -100.00% -28.19%    3.31%    -89.46%

Delaware VIP Trust
Delaware VIP
  International Value
  Equity Series           10/29/92   5/18/93  -11.21% -0.85%    4.73%      4.83%  -97.65% -13.72%   -0.28%     -0.56%

*Performance returns given above are for the Vari-Exceptional Life '87 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE '87 (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Vari-Exceptional Life '87 sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP
  Equity-Income Portfolio   10/9/86  11/16/87 -17.69% -0.59%     8.80%     8.80% -100.00% -13.42%     4.09%     4.09%
Fidelity VIP Growth
  Portfolio                 10/9/86  11/16/87 -30.73% -1.25%     7.46%     7.46% -100.00% -14.18%     2.66%     2.66%
Fidelity VIP High Income
  Portfolio                 9/19/85  11/19/87   2.51% -6.88%     2.54%     2.54%  -86.09% -20.77%    -2.65%    -2.65%
Fidelity VIP Money
  Market Portfolio           4/1/82  12/10/87   0.78%  3.61%     3.76%     3.76%  -87.55%  -8.65%    -1.33%    -1.33%
Fidelity VIP Overseas
  Portfolio                 1/28/87  11/19/87 -21.00% -4.81%     3.75%     3.75% -100.00% -18.32%    -1.34%    -1.34%
Fidelity VIP II Asset
  Manager Portfolio          9/6/89   5/11/94  -9.55%  0.54%     6.10%     5.59%  -96.26% -12.13%     1.20%    -0.49%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                       5/1/96    5/1/01 -23.88%  1.60%     5.55%   -21.58% -100.00% -10.92%    -2.62%   -86.42%
FT VIP Franklin Small
  Cap Fund                  11/1/95    5/1/01 -29.33% -0.86%     5.39%   -22.17% -100.00% -13.73%    -2.02%   -86.73%

Janus Aspen Series (Service Shares)
Janus Aspen Growth
  Portfolio                 9/13/93    5/1/01 -27.38% -2.02%     5.61%   -28.40% -100.00% -27.72%     0.23%   -90.09%

T. Rowe Price International Series, Inc.
T. Rowe Price
  International Stock
  Portfolio                 3/31/94   6/25/95 -19.03% -5.07%    -0.03%    -0.78% -100.00% -18.63%    -6.32%    -8.71%


*Performance returns given above are for the Vari-Exceptional Life '87 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE '91 (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Vari-Exceptional Life '91 sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                   Without Surrender and
                                                                                                  Monthly Policy Charges
                                                                                                                10 Years
                                                                                 Sub-                 10 Years   or Life
                                                                       Fund   Account                  or Life   of Sub-
                                                                  Inception Inception       1      5   of Fund   Account
Sub-Accounts                                                           Date      Date    Year  Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                               4/29/85  11/19/87  -24.14% -3.21%    5.65%     5.65%
AIT Equity Index Fund                                              9/28/90  10/25/90  -22.92% -1.66%    7.94%     7.94%
AIT Government Bond Fund                                           8/26/91   11/6/91    8.29%  5.94%    5.48%     5.48%
AIT Money Market Fund                                              4/29/85  12/22/87    0.75%  3.65%    3.71%     3.71%
AIT Select Aggressive Growth Fund                                  8/21/92   9/17/92  -29.50% -9.22%    2.51%     2.51%
AIT Select Capital Appreciation Fund                               4/28/95   4/28/95  -22.31%  2.47%    8.82%     8.82%
AIT Select Emerging Markets Fund                                   2/20/98    6/4/98  -11.47%    N/A   -8.93%    -7.69%
AIT Select Growth Fund                                             8/21/92   9/17/92  -28.25% -5.51%    3.87%     3.87%
AIT Select Growth and Income Fund                                  8/21/92   9/17/92  -25.98% -4.97%    4.78%     4.78%
AIT Select International Equity Fund                                5/2/94    5/3/94  -20.09% -3.32%    2.17%     2.17%
AIT Select Investment Grade Income Fund                            4/29/85   12/2/87    7.16%  5.65%    6.09%     6.09%
AIT Select Strategic Growth Fund                                   2/20/98    6/4/98  -46.86%    N/A  -24.29%   -25.61%
AIT Select Strategic Income Fund                                    7/3/00    5/1/01    7.94%    N/A    7.73%     7.13%
AIT Select Value Opportunity Fund                                  4/30/93    5/6/93  -17.07%  3.27%    9.20%     9.09%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio                                  6/26/92    5/1/01  -31.46% -2.41%    8.07%   -27.25%

Delaware VIP Trust
Delaware VIP International Value Equity Series                    10/29/92   5/18/93  -11.21% -0.85%    4.73%     4.83%

                                                                                    With Surrender and
                                                                                Monthly Policy Charges
                                                                                              10 Years
                                                                                    10 Years   or Life
                                                                                     or Life   of Sub-
                                                                         1       5   of Fund   Account
Sub-Accounts                                                          Year   Years (if less) (if less)
------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                              -100.00% -19.80%    0.56%     0.56%
AIT Equity Index Fund                                             -100.00% -17.83%    3.04%     3.04%
AIT Government Bond Fund                                          -100.00%  -8.51%    0.38%     0.38%
AIT Money Market Fund                                             -100.00% -11.26%   -1.56%    -1.56%
AIT Select Aggressive Growth Fund                                 -100.00% -27.74%   -2.87%    -2.87%
AIT Select Capital Appreciation Fund                              -100.00% -12.70%    1.75%     1.39%
AIT Select Emerging Markets Fund                                  -100.00%     N/A  -28.40%   -30.80%
AIT Select Growth Fund                                            -100.00% -22.78%   -1.38%    -1.38%
AIT Select Growth and Income Fund                                 -100.00% -22.08%   -0.39%    -0.39%
AIT Select International Equity Fund                              -100.00% -19.94%   -4.42%    -4.70%
AIT Select Investment Grade Income Fund                           -100.00%  -8.86%    1.04%     1.04%
AIT Select Strategic Growth Fund                                  -100.00%     N/A  -52.04%   -59.56%
AIT Select Strategic Income Fund                                  -100.00%     N/A  -37.21%   -79.39%
AIT Select Value Opportunity Fund                                 -100.00% -11.72%    4.15%     3.84%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio                                 -100.00% -28.19%    3.31%   -89.46%

Delaware VIP Trust
Delaware VIP International Value Equity Series                    -100.00% -16.81%   -0.44%    -0.82%

*Performance returns given above are for the Vari-Exceptional Life '91 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE '91 (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Vari-Exceptional Life '91 sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and
VIP II)
Fidelity VIP
  Equity-Income Portfolio   10/9/86  11/16/87 -17.69% -0.59%     8.80%     8.80% -100.00% -16.49%     3.96%     3.96%
Fidelity VIP Growth
  Portfolio                 10/9/86  11/16/87 -30.73% -1.25%     7.46%     7.46% -100.00% -17.31%     2.52%     2.52%
Fidelity VIP High Income
  Portfolio                 9/19/85  11/19/87   2.51% -6.88%     2.54%     2.54% -100.00% -24.59%    -2.84%    -2.84%
Fidelity VIP Money
  Market Portfolio           4/1/82  12/10/87   0.78%  3.61%     3.76%     3.76% -100.00% -11.31%    -1.50%    -1.50%
Fidelity VIP Overseas
  Portfolio                 1/28/87  11/19/87 -21.00% -4.81%     3.75%     3.75% -100.00% -21.87%    -1.51%    -1.51%
Fidelity VIP II Asset
  Manager Portfolio          9/6/89   5/11/94  -9.55%  0.54%     6.10%     5.59% -100.00% -15.08%     1.05%    -0.92%

Franklin Templeton Variable Insurance Products Trust (Class
2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                       5/1/96    5/1/01 -23.88%  1.60%     5.55%   -21.58% -100.00% -10.92%    -2.62%   -86.42%
FT VIP Franklin Small
  Cap Fund                  11/1/95    5/1/01 -29.33% -0.86%     5.39%   -22.17% -100.00% -13.73%    -2.02%   -86.73%

Janus Aspen Series
(Service Shares)
Janus Aspen Growth
  Portfolio                 9/13/93    5/1/01 -27.38% -2.02%     5.61%   -28.40% -100.00% -27.72%     0.23%   -90.09%

T. Rowe Price
International Series,
Inc.
T. Rowe Price
  International Stock
  Portfolio                 3/31/94   6/25/95 -19.03% -5.07%    -0.03%    -0.78% -100.00% -22.21%    -6.80%    -9.74%


*Performance returns given above are for the Vari-Exceptional Life '91 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


VARI-EXCEPTIONAL LIFE '93 (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Vari-Exceptional Life '93 sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund       4/29/85    7/6/93  -24.06% -3.12%    5.64%     6.16%  -100.00% -24.23%   -0.21%    -0.33%
AIT Equity Index Fund      9/28/90   7/18/93  -22.84% -1.56%    7.93%     8.03%  -100.00% -21.90%    2.43%     1.82%
AIT Government Bond Fund   8/26/91   7/22/93    8.40%  6.05%    5.47%     5.27%  -100.00% -11.22%   -0.41%    -1.42%
AIT Money Market Fund      4/29/85   7/18/93    0.85%  3.76%    3.70%     3.81%  -100.00% -14.33%   -2.49%    -3.15%
AIT Select Aggressive
  Growth Fund              8/21/92   7/20/93  -29.43% -9.13%    2.50%     1.86%  -100.00% -33.82%   -3.93%    -5.52%
AIT Select Capital
  Appreciation Fund        4/28/95   4/28/95  -22.23%  2.57%    8.89%     8.89%  -100.00% -15.98%    0.83%     0.38%
AIT Select Emerging
  Markets Fund             2/20/98   5/29/98  -11.39%    N/A   -8.85%    -7.57%  -100.00%     N/A  -34.70%   -37.58%
AIT Select Growth Fund     8/21/92   7/20/93  -28.18% -5.42%    3.83%     4.64%  -100.00% -27.77%   -2.34%    -2.16%
AIT Select Growth and
  Income Fund              8/21/92   7/26/93  -25.90% -4.88%    4.77%     4.50%  -100.00% -26.93%   -1.23%    -2.34%
AIT Select International
  Equity Fund               5/2/94    5/3/94  -20.01% -3.22%    2.19%     2.20%  -100.00% -24.38%   -5.78%    -6.11%
AIT Select Investment
  Grade Income Fund        4/29/85   7/19/93    7.27%  5.75%    6.09%     5.52%  -100.00% -11.63%    0.31%    -1.12%
AIT Select Strategic
  Growth Fund              2/20/98   5/29/98  -46.81%    N/A  -24.22%   -25.55%  -100.00%     N/A  -67.60%   -78.65%
AIT Select Strategic
  Income Fund               7/3/00    5/1/01    8.05%    N/A    7.84%     7.24%  -100.00%     N/A  -40.67%   -78.97%
AIT Select Value
  Opportunity Fund         4/30/93   7/18/93  -16.99%  3.38%    9.20%     9.24%  -100.00% -14.85%    3.59%     3.21%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth
  Portfolio                6/26/92    5/1/01  -31.40% -2.31%    8.18%   -27.18%  -100.00% -49.19%    2.72%  -100.00%

Delaware VIP Trust
Delaware VIP
  International Value
  Equity Series           10/29/92   7/18/93  -11.12% -0.75%    4.73%     4.89%  -100.00% -20.71%   -1.28%    -1.86%

*Performance returns given above are for the Vari-Exceptional Life '93 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE '93 (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Vari-Exceptional Life '93 sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP
  Equity-Income Portfolio   10/9/86    7/6/93 -17.61% -0.49%     8.80%     8.31% -100.00% -20.33%     3.42%     2.17%
Fidelity VIP Growth
  Portfolio                 10/9/86   7/18/93 -30.66% -1.15%     7.46%     6.88% -100.00% -21.29%     1.89%     0.48%
Fidelity VIP High Income
  Portfolio                 9/19/85   7/18/93   2.62% -6.79%     2.52%     1.41% -100.00% -29.96%    -3.90%    -6.06%
Fidelity VIP Overseas
  Portfolio                 1/28/87   7/20/93 -20.92% -4.72%     3.75%     1.81% -100.00% -26.68%    -2.44%    -5.58%
Fidelity VIP II Asset
  Manager Portfolio          9/6/89   5/10/94  -9.46%  0.64%     6.09%     5.59% -100.00% -18.70%     0.31%    -2.01%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                       5/1/96    5/1/01 -23.80%  1.71%     5.65%   -21.50% -100.00% -42.29%    -5.26%   -97.99%
FT VIP Franklin Small
  Cap Fund                  11/1/95    5/1/01 -29.25% -0.76%     5.49%   -22.09% -100.00% -46.48%    -4.21%   -98.48%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health
  Sciences Fund             5/22/97    5/1/01 -25.06%  4.41%     5.68%   -14.79% -100.00% -13.44%    -8.90%   -92.80%

Janus Aspen Series (Service Shares)
Janus Aspen Growth
  Portfolio                 9/13/93    5/1/01 -27.31% -1.92%     5.72%   -28.33% -100.00% -48.50%    -0.78%  -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price
  International Stock
  Portfolio                 3/31/94   6/21/95 -18.95% -4.97%    -0.01%    -0.66% -100.00% -27.07%    -8.39%   -11.82%


*Performance returns given above are for the Vari-Exceptional Life '93 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE '93 (FAFLIC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Vari-Exceptional Life '93 sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                                                   Without Surrender and
                                                                                                  Monthly Policy Charges
                                                                                                                10 Years
                                                                                 Sub-                 10 Years   or Life
                                                                       Fund   Account                  or Life   of Sub-
                                                                  Inception Inception       1      5   of Fund   Account
Sub-Accounts                                                           Date      Date    Year  Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                                4/29/85    4/7/94 -24.06% -3.12%     5.64%     6.14%
AIT Equity Index Fund                                               9/28/90   4/20/94 -22.84% -1.56%     7.92%     8.81%
AIT Government Bond Fund                                            8/26/91   5/10/94   8.40%  6.05%     5.48%     6.06%
AIT Money Market Fund                                               4/29/85    5/4/94   0.85%  3.76%     3.70%     3.99%
AIT Select Aggressive Growth Fund                                   8/21/92    4/6/94 -29.43% -9.13%     2.69%     0.64%
AIT Select Capital Appreciation Fund                                4/28/95   4/28/95 -22.23%  2.57%     8.89%     8.89%
AIT Select Emerging Markets Fund                                    2/20/98   8/27/98 -11.38%    N/A    -8.87%    -0.41%
AIT Select Growth Fund                                              8/21/92   4/10/94 -28.18% -5.42%     3.83%     4.72%
AIT Select Growth and Income Fund                                   8/21/92   4/18/94 -25.90% -4.88%     4.77%     4.85%
AIT Select International Equity Fund                                 5/2/94    5/3/94 -20.01% -3.22%     2.19%     2.20%
AIT Select Investment Grade Income Fund                             4/29/85   4/20/94   7.27%  5.75%     6.09%     6.39%
AIT Select Strategic Growth Fund                                    2/20/98   8/27/98 -46.81%    N/A   -24.24%   -23.22%
AIT Select Strategic Income Fund                                     7/3/00    5/1/01   8.05%    N/A     7.84%     7.24%
AIT Select Value Opportunity Fund                                   4/30/93    4/6/94 -16.99%  3.38%     9.19%     8.52%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio                                   6/26/92    5/1/01 -31.40% -2.31%     8.18%   -27.19%

Delaware VIP Trust
Delaware VIP International Value Equity Series                     10/29/92    4/6/94 -11.12% -0.75%     4.95%     3.72%

                                                                                    With Surrender and
                                                                                Monthly Policy Charges
                                                                                              10 Years
                                                                                    10 Years   or Life
                                                                                     or Life   of Sub-
                                                                         1       5   of Fund   Account
Sub-Accounts                                                          Year   Years (if less) (if less)
------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                              -100.00% -21.59%     0.29%    -0.56%
AIT Equity Index Fund                                             -100.00% -19.39%     2.88%     2.49%
AIT Government Bond Fund                                          -100.00%  -9.22%     0.10%    -0.75%
AIT Money Market Fund                                             -100.00% -12.20%    -1.96%    -3.18%
AIT Select Aggressive Growth Fund                                 -100.00% -30.51%    -3.14%    -7.13%
AIT Select Capital Appreciation Fund                              -100.00% -13.77%     1.60%     1.21%
AIT Select Emerging Markets Fund                                  -100.00%     N/A   -31.23%   -24.50%
AIT Select Growth Fund                                            -100.00% -24.91%    -1.81%    -2.23%
AIT Select Growth and Income Fund                                 -100.00% -24.12%    -0.72%    -2.11%
AIT Select International Equity Fund                              -100.00% -21.73%    -5.02%    -5.32%
AIT Select Investment Grade Income Fund                           -100.00%  -9.61%     0.80%    -0.31%
AIT Select Strategic Growth Fund                                  -100.00%     N/A   -59.97%   -65.24%
AIT Select Strategic Income Fund                                  -100.00%     N/A   -37.20%   -78.35%
AIT Select Value Opportunity Fund                                 -100.00% -12.70%     4.05%     2.20%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth Portfolio                                 -100.00% -42.29%     3.18%  -100.00%

Delaware VIP Trust
Delaware VIP International Value Equity Series                    -100.00% -18.27%    -0.51%    -3.41%


*Performance returns given above are for the Vari-Exceptional Life '93 sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE '93 (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Vari-Exceptional Life '93 sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP
  Equity-Income Portfolio   10/9/86    4/6/94 -17.61% -0.49%     8.79%     8.42% -100.00% -17.91%     3.86%     2.09%
Fidelity VIP Growth
  Portfolio                 10/9/86    4/6/94 -30.66% -1.15%     7.46%     6.70% -100.00% -18.82%     2.36%     0.10%
Fidelity VIP High Income
  Portfolio                 9/19/85    4/6/94   2.62% -6.79%     2.52%     1.01% -100.00% -26.94%    -3.34%    -6.68%
Fidelity VIP Overseas
  Portfolio                 1/28/87    4/6/94 -20.92% -4.72%     3.75%     0.51% -100.00% -23.88%    -1.90%    -7.29%
Fidelity VIP II Asset
  Manager Portfolio          9/6/89   5/11/94  -9.46%  0.64%     6.09%     5.62% -100.00% -16.36%     0.80%    -1.27%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                       5/1/96    5/1/01 -23.81%  1.70%     5.65%   -21.50% -100.00% -36.05%    -4.13%   -97.24%
FT VIP Franklin Small
  Cap Fund                  11/1/95    5/1/01 -29.26% -0.76%     5.49%   -22.09% -100.00% -39.84%    -3.24%   -97.73%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health
  Sciences Fund             5/22/97    5/1/01 -25.06%  4.41%     5.68%   -14.79% -100.00% -11.35%    -7.27%   -92.13%

Janus Aspen Series (Service Shares)
Janus Aspen Growth
  Portfolio                 9/13/93    5/1/01 -27.31% -1.93%     5.72%   -28.33% -100.00% -41.68%    -0.21%  -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price
  International Stock
  Portfolio                 3/31/94   6/26/95 -18.95% -4.97%    -0.07%    -0.70% -100.00% -24.25%    -7.67%   -10.73%


*Performance returns given above are for the Vari-Exceptional Life '93 sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


VARIABLE INHEIRITAGE (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Variable Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund        4/29/85   5/11/94 -24.33% -3.46%     5.39%     6.17% -100.00% -15.97%     2.97%     2.79%
AIT Equity Index Fund       9/28/90   9/19/94 -23.11% -1.91%     7.67%     8.02% -100.00% -13.92%     5.43%     4.56%
AIT Government Bond Fund    8/26/91   6/30/94   8.02%  5.68%     5.22%     5.67%  -94.44%  -4.31%     2.79%     2.13%
AIT Money Market Fund       4/29/85   5/26/94   0.49%  3.39%     3.49%     3.72% -100.00%  -7.15%     0.90%     0.03%
AIT Select Aggressive
  Growth Fund               8/21/92   4/25/94 -29.68% -9.45%     2.29%     0.72% -100.00% -24.23%    -0.42%    -3.30%
AIT Select Capital
  Appreciation Fund         4/28/95   4/28/95 -22.50%  2.21%     8.55%     8.55% -100.00%  -8.63%     4.76%     4.48%
AIT Select Emerging
  Markets Fund              2/20/98   2/20/98 -11.70%    N/A    -9.16%    -9.16% -100.00%     N/A   -24.78%   -26.57%
AIT Select Growth Fund      8/21/92   5/19/94 -28.43% -5.75%     3.59%     4.67% -100.00% -19.06%     1.01%     1.11%
AIT Select Growth and
  Income Fund               8/21/92    5/1/94 -26.16% -5.21%     4.52%     4.45% -100.00% -18.32%     2.03%     0.90%
AIT Select International
  Equity Fund                5/2/94    5/3/94 -20.30% -3.56%     1.92%     1.92% -100.00% -16.10%    -1.73%    -1.95%
AIT Select Investment
  Grade Income Fund         4/29/85    5/1/94   6.89%  5.38%     5.83%     6.10%  -95.51%  -4.68%     3.45%     2.74%
AIT Select Strategic
  Growth Fund               2/20/98   2/20/98 -47.00%    N/A   -24.47%   -24.47% -100.00%     N/A   -50.07%   -52.32%
AIT Select Strategic
  Income Fund                7/3/00    5/1/01   7.67%    N/A     7.46%     6.86%  -94.77%     N/A   -25.98%   -69.51%
AIT Select Value
  Opportunity Fund          4/30/93    6/1/94 -17.28%  3.01%     8.92%     8.80% -100.00%  -7.62%     6.60%     5.64%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth
  Portfolio                 6/26/92    5/1/01 -31.64% -2.65%     7.81%   -27.44% -100.00% -34.09%     5.58%   -92.50%

Delaware VIP Trust
Delaware VIP
  International Value
  Equity Series            10/29/92   5/11/94 -11.43% -1.09%     4.70%     3.15% -100.00% -12.85%     2.22%    -0.58%


*Performance returns given above are for the Variable Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARIABLE INHEIRITAGE (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Variable Inheiritage sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP
  Equity-Income Portfolio   10/9/86    5/1/94 -17.90% -0.84%     8.54%     7.89% -100.00% -12.53%     6.36%     4.71%
Fidelity VIP Growth
  Portfolio                 10/9/86   5/11/94 -30.91% -1.50%     7.20%     7.19% -100.00% -13.39%     4.93%     3.92%
Fidelity VIP High Income
  Portfolio                 9/19/85   5/12/94   2.25% -7.12%     2.28%     0.79%  -99.91% -20.94%    -0.43%    -3.26%
Fidelity VIP Overseas
  Portfolio                 1/28/87   4/28/94 -21.20% -5.05%     3.51%    -0.12% -100.00% -18.11%     0.92%    -4.27%
Fidelity VIP II Asset
  Manager Portfolio          9/6/89   5/11/94  -9.78%  0.29%     5.84%     5.33% -100.00% -11.07%     3.46%     1.86%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                       5/1/96    5/1/01 -24.07%  1.35%     5.29%   -21.78% -100.00%  -9.72%    -0.33%   -88.66%
FT VIP Franklin Small
  Cap Fund                  11/1/95    5/1/01 -29.50% -1.10%     5.12%   -22.37% -100.00% -12.87%     0.30%   -89.04%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health
  Sciences Fund             5/22/97    5/1/01 -25.32%  4.05%     5.31%   -15.09% -100.00%  -6.32%    -2.81%   -84.45%

Janus Aspen Series (Service Shares)
Janus Aspen Growth
  Portfolio                 9/13/93    5/1/01 -27.57% -2.27%     5.35%   -28.58% -100.00% -33.52%     2.54%   -93.31%

T. Rowe Price International
Series, Inc.
T. Rowe Price
  International Stock
  Portfolio                 3/31/94    7/2/95 -19.23% -5.31%    -0.29%    -0.89% -100.00% -18.46%    -4.16%    -6.60%


*Performance returns given above are for the Variable Inheiritage sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARIABLE INHEIRITAGE (FAFLIC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Variable Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund        4/29/85   9/17/95 -24.33% -3.46%     5.39%     3.55% -100.00% -15.15%     3.25%    -1.20%
AIT Equity Index Fund       9/28/90  10/19/95 -23.11% -1.91%     7.67%     5.77% -100.00% -13.12%     5.70%     1.21%
AIT Government Bond Fund    8/26/91  10/19/95   8.04%  1.85%     3.29%     2.70%  -92.83%  -8.33%     0.97%    -2.32%
AIT Money Market Fund       4/29/85  11/20/95   0.50%  3.40%     3.46%     3.64% -100.00%  -6.39%     1.16%    -1.40%
AIT Select Aggressive
  Growth Fund               8/21/92   8/28/95 -29.68% -9.45%     2.25%    -1.90% -100.00% -23.31%    -0.17%    -7.54%
AIT Select Capital
  Appreciation Fund         4/28/95   4/28/95 -22.50%  2.21%     8.56%     8.56% -100.00%  -7.87%     5.16%     4.89%
AIT Select Emerging
  Markets Fund              2/20/98   2/20/98 -11.70%    N/A    -9.15%    -9.15% -100.00%     N/A   -23.82%   -25.52%
AIT Select Growth Fund      8/21/92   8/28/95 -28.43% -5.75%     3.58%     2.35% -100.00% -18.21%     1.29%    -2.53%
AIT Select Growth and
  Income Fund               8/21/92   9/10/95 -26.17% -5.21%     4.52%     2.09% -100.00% -17.48%     2.31%    -2.87%
AIT Select International
  Equity Fund                5/2/94    5/3/94 -20.30% -3.56%     1.92%     1.92% -100.00% -15.28%    -1.37%    -1.58%
AIT Select Investment
  Grade Income Fund         4/29/85  12/15/96   6.89%  5.38%     5.83%     5.80%  -93.93%  -3.95%     3.73%    -1.06%
AIT Select Strategic
  Growth Fund               2/20/98   2/20/98 -47.00%    N/A   -24.47%   -24.47% -100.00%     N/A   -48.61%   -50.74%
AIT Select Strategic
  Income Fund                7/3/00    5/1/01   7.67%    N/A     7.47%     6.86%  -93.18%     N/A   -24.57%   -68.06%
AIT Select Value
  Opportunity Fund          4/30/93   9/17/95 -17.28%  3.01%     8.92%     8.67% -100.00%  -6.88%     6.88%     4.61%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth
  Portfolio                 6/26/92    5/1/01 -31.65% -2.65%     7.81%   -27.44% -100.00% -14.09%     5.85%   -91.95%

Delaware VIP Trust
Delaware VIP
  International Value
  Equity Series            10/29/92  10/19/95 -11.43% -1.09%     4.71%     2.85% -100.00% -12.06%     2.51%    -2.15%


*Performance returns given above are for the Variable Inheiritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARIABLE INHEIRITAGE (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Variable Inheiritage sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP
  Equity-Income Portfolio   10/9/86   8/28/95 -17.90% -0.84%     8.54%     5.73% -100.00% -11.74%     6.63%     1.35%
Fidelity VIP Growth
  Portfolio                 10/9/86   8/28/95 -30.91% -1.50%     7.20%     3.33% -100.00% -12.59%     5.20%    -1.39%
Fidelity VIP High Income
  Portfolio                 9/19/85   12/4/95   2.25% -7.12%     2.28%    -1.26%  -98.38% -20.07%    -0.14%    -7.25%
Fidelity VIP Overseas
  Portfolio                 1/28/87   9/10/95 -21.20% -5.05%     3.50%    -0.37% -100.00% -17.26%     1.20%    -5.76%
Fidelity VIP II Asset
  Manager Portfolio          9/6/89   5/11/94  -9.78%  0.29%     5.85%     5.34% -100.00% -10.30%     3.75%     2.22%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                       5/1/96    5/1/01 -24.08%  1.35%     5.28%   -21.78% -100.00%  -8.95%     0.14%   -88.12%
FT VIP Franklin Small
  Cap Fund                  11/1/95    5/1/01 -29.51% -1.11%     5.12%   -22.37% -100.00% -12.09%     0.74%   -88.51%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health
  Sciences Fund             5/22/97    5/1/01 -25.33%  4.05%     5.31%   -15.10% -100.00%  -5.59%    -2.18%   -83.93%

Janus Aspen Series (Service Shares)
Janus Aspen Growth
  Portfolio                 9/13/93    5/1/01 -27.57% -2.27%     5.35%   -28.59% -100.00% -13.59%     2.85%   -92.77%

T. Rowe Price International Series, Inc.
T. Rowe Price
  International Stock
  Portfolio                 3/31/94   8/28/95 -19.23% -5.31%    -0.28%    -1.32% -100.00% -17.61%    -3.79%    -6.84%


*Performance returns given above are for the Variable Inheiritage sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ESTATE OPTIMIZER (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Estate Optimizer sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                  With Surrender and
                                                          Monthly Policy Charges              Monthly Policy Charges
                                                                        10 Years                            10 Years
                                         Sub-                 10 Years   or Life                  10 Years   or Life
                               Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
--------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund       4/29/85  12/15/98  -24.14% -3.21%    5.65%     -6.27% -36.46%  -6.82%    3.82%    -10.92%
AIT Equity Index Fund      9/28/90  12/15/98  -22.92% -1.66%    7.94%     -6.41% -35.28%  -5.18%    6.07%    -11.07%
AIT Government Bond Fund   8/26/91   3/15/99    8.29%  5.94%    5.48%      6.20%  -5.02%   2.72%    3.65%      1.88%
AIT Money Market Fund      4/29/85   1/11/99    0.75%  3.66%    3.72%      3.42% -12.33%   0.36%    1.92%     -0.81%
AIT Select Aggressive
  Growth Fund              8/21/92  12/15/98  -29.50% -9.22%    2.51%    -11.06% -41.65% -13.27%    0.73%    -16.07%
AIT Select Capital
  Appreciation Fund        4/28/95  12/15/98  -22.30%  2.47%    8.82%      2.95% -34.67%  -0.87%    6.56%     -1.22%
AIT Select Emerging
  Markets Fund             2/20/98    2/8/99  -11.47%    N/A   -8.93%     -5.08% -24.17%     N/A  -13.04%     -9.80%
AIT Select Growth Fund     8/21/92  12/15/98  -28.25% -5.51%    3.84%    -11.45% -40.44%  -9.27%    2.04%    -16.50%
AIT Select Growth and
  Income Fund              8/21/92  12/15/98  -25.98% -4.97%    4.78%     -7.85% -38.24%  -8.69%    2.96%    -12.61%
AIT Select International
  Equity Fund               5/2/94  12/15/98  -20.09% -3.32%    2.17%     -6.24% -32.53%  -6.94%    0.13%    -10.88%
AIT Select Investment
  Grade Income Fund        4/29/85  12/15/98    7.16%  5.65%    6.10%      5.28%  -6.11%   2.42%    4.26%      1.19%
AIT Select Strategic
  Growth Fund              2/20/98  12/15/98  -46.86%    N/A  -24.29%    -27.09% -58.48%     N/A  -31.02%    -34.57%
AIT Select Strategic
  Income Fund               7/3/00    5/1/01    7.94%    N/A    7.66%      7.13%  -5.36%     N/A    1.73%     -3.53%
AIT Select Value
  Opportunity Fund         4/30/93  12/15/98  -17.07%  3.27%    9.19%      4.70% -29.60%  -0.04%    7.26%      0.59%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth
  Portfolio                6/26/92    5/1/01  -31.46% -2.54%    7.90%    -27.25% -43.55%  -6.11%    6.03%    -37.93%

Delaware VIP Trust
Delaware VIP
  International Value
  Equity Series           10/29/92  12/15/98  -11.21% -0.85%    4.75%     -2.12% -23.92%  -4.33%    2.93%     -6.52%


*Performance returns given above are for the Allmerica Estate Optimizer sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ESTATE OPTIMIZER (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Estate Optimizer sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                  With Surrender and
                                                          Monthly Policy Charges              Monthly Policy Charges
                                                                        10 Years                            10 Years
                                         Sub-                 10 Years   or Life                  10 Years   or Life
                               Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
--------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP
  Equity-Income Portfolio  10/9/86  12/15/98  -17.69% -0.59%     8.81%    -1.86% -30.20%  -4.06%     6.92%    -6.25%
Fidelity VIP Growth
  Portfolio                10/9/86  12/15/98  -30.73% -1.25%     7.46%    -7.56% -42.85%  -4.75%     5.59%   -12.30%
Fidelity VIP High Income
  Portfolio                9/19/85  12/15/98    2.51% -6.88%     2.53%    -7.01% -10.62% -10.74%     0.75%   -11.71%
Fidelity VIP Overseas
  Portfolio                1/28/87  12/15/98  -21.00% -4.81%     3.76%    -7.44% -33.41%  -8.52%     1.96%   -12.17%
Fidelity VIP II Asset
  Manager Portfolio         9/6/89  12/15/98   -9.55%  0.54%     6.11%    -1.57% -22.31%  -2.88%     4.27%    -5.94%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                      5/1/96    5/1/01  -23.88%  1.47%     5.39%   -21.58% -36.21%  -1.91%     2.81%   -32.20%
FT VIP Franklin Small
  Cap Fund                 11/1/95    5/1/01  -29.33% -0.99%     5.22%   -22.17% -41.49%  -4.48%     2.81%   -32.79%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health
  Sciences Fund            5/22/97    5/1/01  -25.13%  4.17%     5.42%   -14.88% -37.42%   0.89%     2.43%   -25.46%

Janus Aspen Series (Service Shares)
Janus Aspen Growth
  Portfolio                9/13/93    5/1/01  -27.38% -2.15%     5.44%   -28.40% -39.60%  -5.70%     3.51%   -39.10%

T. Rowe Price International Series, Inc.
T. Rowe Price
  International Stock
  Portfolio                3/31/94  12/15/98  -19.03% -5.07%    -0.03%    -8.20% -31.50%  -8.80%    -2.05%   -12.98%


*Performance returns given above are for the Allmerica Estate Optimizer sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ESTATE OPTIMIZER (FAFLIC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Estate Optimizer sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                  With Surrender and
                                                          Monthly Policy Charges              Monthly Policy Charges
                                                                        10 Years                            10 Years
                                         Sub-                 10 Years   or Life                  10 Years   or Life
                               Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
--------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund       4/29/85     5/1/01 -24.14% -3.34%    5.48%    -21.90% -36.46%  -6.96%    3.65%    -32.52%
AIT Equity Index Fund      9/28/90     5/1/01 -22.92% -1.79%    7.76%    -19.26% -35.28%  -5.32%    5.89%    -29.86%
AIT Government Bond Fund   8/26/91     5/1/01   8.29%  5.80%    5.30%      7.72%  -5.02%   2.57%    3.47%     -2.95%
AIT Money Market Fund      4/29/85     5/1/01   0.75%  3.52%    3.55%      1.50% -12.33%   0.22%    1.75%     -9.12%
AIT Select Aggressive
  Growth Fund              8/21/92     5/1/01 -29.50% -9.34%    2.34%    -25.71% -41.65% -13.41%    0.56%    -36.37%
AIT Select Capital
  Appreciation Fund        4/28/95     5/1/01 -22.30%  2.34%    8.66%    -14.49% -34.67%  -1.00%    6.40%    -25.07%
AIT Select Emerging
  Markets Fund             2/20/98     5/1/01 -11.48%    N/A   -9.04%    -10.77% -24.18%     N/A  -13.16%    -21.34%
AIT Select Growth Fund     8/21/92     5/1/01 -28.25% -5.64%    3.67%    -25.78% -40.44%  -9.41%    1.87%    -36.44%
AIT Select Growth and
  Income Fund              8/21/92     5/1/01 -25.98% -5.10%    4.61%    -21.48% -38.24%  -8.83%    2.79%    -32.09%
AIT Select International
  Equity Fund               5/2/94     5/1/01 -20.09% -3.45%    2.00%    -20.77% -32.53%  -7.07%   -0.04%    -31.38%
AIT Select Investment
  Grade Income Fund        4/29/85     5/1/01   7.16%  5.51%    5.92%      7.16%  -6.11%   2.27%    4.08%     -3.50%
AIT Select Strategic
  Growth Fund              2/20/98     5/1/01 -46.86%    N/A  -24.38%    -39.56% -58.48%     N/A  -31.14%    -50.57%
AIT Select Strategic
  Income Fund               7/3/00     5/1/01   7.94%    N/A    7.66%      7.13%  -5.36%     N/A    1.73%     -3.53%
AIT Select Value
  Opportunity Fund         4/30/93     5/1/01 -17.07%  3.14%    9.01%     -8.57% -29.60%  -0.17%    7.08%    -19.14%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Premier Growth
  Portfolio                6/26/92     5/1/01 -31.46% -2.54%    7.90%    -27.25% -43.55%  -6.11%    6.03%    -37.93%

Delaware VIP Trust
Delaware VIP
  International Value
  Equity Series           10/29/92     5/1/01 -11.21% -0.98%    4.57%    -12.74% -23.92%  -4.47%    2.76%    -23.31%


*Performance returns given above are for the Allmerica Estate Optimizer sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA ESTATE OPTIMIZER (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Estate Optimizer sub-accounts of FAFLIC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                  With Surrender and
                                                          Monthly Policy Charges              Monthly Policy Charges
                                                                        10 Years                            10 Years
                                         Sub-                 10 Years   or Life                  10 Years   or Life
                               Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
--------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP
  Equity-Income Portfolio   10/9/86    5/1/01 -17.69% -0.72%     8.63%   -14.16% -30.20%  -4.20%     6.74%   -24.74%
Fidelity VIP Growth
  Portfolio                 10/9/86    5/1/01 -30.74% -1.38%     7.29%   -26.08% -42.86%  -4.89%     5.43%   -36.75%
Fidelity VIP High Income
  Portfolio                 9/19/85    5/1/01   2.51% -7.00%     2.36%    -4.31% -10.62% -10.87%     0.58%   -14.90%
Fidelity VIP Overseas
  Portfolio                 1/28/87    5/1/01 -21.00% -4.94%     3.59%   -23.71% -33.41%  -8.66%     1.79%   -34.35%
Fidelity VIP II Asset
  Manager Portfolio          9/6/89    5/1/01  -9.55%  0.41%     5.93%    -7.44% -22.31%  -3.01%     4.09%   -18.02%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                       5/1/96    5/1/01 -23.88%  1.47%     5.39%   -21.58% -36.21%  -1.91%     2.81%   -32.20%
FT VIP Franklin Small
  Cap Fund                  11/1/95    5/1/01 -29.33% -0.99%     5.22%   -22.17% -41.49%  -4.48%     2.81%   -32.79%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health
  Sciences Fund             5/22/97    5/1/01 -25.13%  4.17%     5.42%   -14.88% -37.42%   0.89%     2.43%   -25.46%

Janus Aspen Series (Service Shares)
Janus Aspen Growth
  Portfolio                 9/13/93    5/1/01 -27.38% -2.15%     5.44%   -28.40% -39.60%  -5.70%     3.51%   -39.10%

T. Rowe Price International Series, Inc.
T. Rowe Price
  International Stock
  Portfolio                 3/31/94    5/1/01 -19.03% -5.19%    -0.19%   -21.03% -31.50%  -8.92%    -2.21%   -31.64%


*Performance returns given above are for the Allmerica Estate Optimizer sub-accounts of FAFLIC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY


VARI-EXCEPTIONAL LIFE PLUS (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund       4/29/85  11/19/87  -23.83% -2.87%    5.90%     5.90%  -100.00% -15.19%    2.73%     2.73%
AIT Equity Index Fund      9/28/90  10/25/90  -22.61% -1.32%    8.18%     8.18%  -100.00% -13.28%    5.14%     5.14%
AIT Government Bond Fund   8/26/91   11/6/91    8.73%  6.31%    5.72%     5.72%  -100.00%  -4.14%    2.54%     2.54%
AIT Money Market Fund      4/29/85  12/22/87    1.16%  4.02%    3.95%     3.95%  -100.00%  -6.83%    0.66%     0.66%
AIT Select Aggressive
  Growth Fund              8/21/92   9/17/92  -29.21% -8.90%    2.75%     2.75%  -100.00% -22.88%   -0.62%    -0.62%
AIT Select Capital
  Appreciation Fund        4/28/95   4/28/95  -21.99%  2.83%    9.15%     9.15%  -100.00%  -8.25%    4.52%     4.24%
AIT Select Emerging
  Markets Fund             2/20/98   5/27/98  -11.12%    N/A   -8.61%    -7.15%  -100.00%     N/A  -23.38%   -23.06%
AIT Select Growth Fund     8/21/92   9/17/92  -27.96% -5.18%    4.11%     4.11%  -100.00% -18.09%    0.83%     0.83%
AIT Select Growth and
  Income Fund              8/21/92   9/17/92  -25.68% -4.64%    5.02%     5.02%  -100.00% -17.41%    1.80%     1.80%
AIT Select International
  Equity Fund               5/2/94    5/3/94  -19.77% -2.98%    2.53%     2.44%  -100.00% -15.33%   -1.74%    -2.06%
AIT Select Investment
  Grade Income Fund        4/29/85   12/2/87    7.60%  6.02%    6.33%     6.33%  -100.00%  -4.48%    3.19%     3.19%
AIT Select Strategic
  Growth Fund              2/20/98   5/27/98  -46.65%    N/A  -24.03%   -25.12%  -100.00%     N/A  -45.72%   -49.54%
AIT Select Strategic
  Income Fund               7/3/00    5/1/01    8.38%    N/A    8.17%     7.56%  -100.00%     N/A  -27.59%   -33.76%
AIT Select Value
  Opportunity Fund         4/30/93    5/6/93  -16.74%  3.63%    9.46%     9.35%  -100.00%  -7.30%    6.31%     6.06%

Delaware VIP Trust
Delaware VIP
  International Value
  Equity Series           10/29/92   5/18/93  -10.85% -0.50%    4.98%     5.08%  -100.00% -12.27%    1.76%     1.82%


*Performance returns given above are for the Vari-Exceptional Life Plus sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

VARI-EXCEPTIONAL LIFE PLUS (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                           Without Surrender and                   With Surrender and
                                                          Monthly Policy Charges               Monthly Policy Charges
                                                                        10 Years                             10 Years
                                         Sub-                 10 Years   or Life                   10 Years   or Life
                               Fund   Account                  or Life   of Sub-                    or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account        1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)     Year   Years (if less) (if less)
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP and VIP II)
Fidelity VIP
  Equity-Income Portfolio  10/9/86  11/16/87  -17.36% -0.24%   9.05%      9.05%  -100.00% -11.96%   6.05%      6.05%
Fidelity VIP Growth
  Portfolio                10/9/86  11/16/87  -30.45% -0.91%   7.71%      7.71%  -100.00% -12.77%   4.64%      4.64%
Fidelity VIP High Income
  Portfolio                9/19/85  11/19/87    2.93% -6.55%   2.78%      2.78%  -100.00% -19.83%  -0.59%     -0.59%
Fidelity VIP Overseas
  Portfolio                1/28/87  11/19/87  -20.68% -4.48%   3.99%      3.99%  -100.00% -17.21%   0.70%      0.70%
Fidelity VIP II Asset
  Manager Portfolio         9/6/89   5/11/94   -9.18%  0.90%   6.35%      5.87%  -100.00% -10.57%   3.21%      2.70%
Fidelity VIP II Index
  500 Portfolio            8/27/92  10/15/99  -22.64% -1.45%   8.36%    -11.64%  -100.00% -13.44%   5.33%    -16.48%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                      5/1/96    5/1/01  -23.58%  2.01%   5.97%    -21.26%  -100.00%  -9.23%  -0.32%    -34.48%
FT VIP Franklin Small
  Cap Fund                 11/1/95    5/1/01  -29.04% -0.46%   5.81%    -21.85%  -100.00% -12.22%   0.29%    -33.80%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health
  Sciences Fund            5/22/97    5/1/01  -24.83%  4.72%   5.99%    -14.54%  -100.00%  -6.01%  -2.67%    -29.03%

Janus Aspen Series (Service Shares)
Janus Aspen Growth
  Portfolio                9/13/93    5/1/01  -27.09% -1.63%   6.04%    -28.11%  -100.00% -13.66%   2.49%    -37.91%

T. Rowe Price International Series, Inc.
T. Rowe Price
  International Stock
  Portfolio                3/31/94   6/25/95  -18.70% -4.74%   0.23%     -0.48%  -100.00% -17.53%  -4.18%     -5.19%


*Performance returns given above are for the Vari-Exceptional Life Plus sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION

VEL 87, VEL 91, VEL 93, Variable Inheiritage

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
These policies are individual and joint survivorship flexible premium variable life insurance policies with death benefits, policy value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
The Policy Owner may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Policy Owner may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. If the policy was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: These policies provide for a contingent surrender charge which will be deducted if the policy owner requests a partial withdrawal, a full surrender of the policy or decrease in face amount during a surrender charge period.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Charge for Increase/Decrease in the Face Amount: For each increase or decrease in Face Amount, a transaction charge of $40 may be deducted from Policy Value.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the separate account may apply.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured's residence. An additional up-front sales load (premium expense charge) may apply. The levels of fees and expenses vary amount the funds.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION

Estate Optimizer

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
This policy is a modified single premium life insurance policy with Death Benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Acccounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
This Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
The Contract Owner may make partial withdrawals, borrow up to the loan value of the contract or surrender the contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Policy Value. Loans reduce the death benefit by the amount borrowed. Loans and withdrawals may be taxable and could be subject to a 10% tax penalty prior to age 59 1/2.

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Contract Owner may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of the General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the contract is in effect. If the contract was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy .

Surrender Charges: These policies provide for a contingent surrender charge which will be deducted if the policy owner requests a full surrender of the policy or a partial withdrawal within ten contract years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreases to 0% by the tenth contract year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company and a charge of 0.20% will be assessed against each sub-account plus the fixed account on an annual basis for administrative expenses of the contract.

Distribution Fee: For the first ten contract years only, a charge of 0.90% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: For the first contract year only, a charge of 1.50% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy, which is waived if the policy value exceeds $100.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION


Vari-Exceptional Life Plus

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
These policies are individual flexible premium variable life insurance policies offered to eligible applicants who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are age
80 years old or under. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The policy owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
Policy owners may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Company bears full investment risk for amounts allocated to the general account and guarantees that interest credited will not be less than an annual rate of 4.0%. The Company, at its sole discretion, may credit a higher rate of interest although it is not obligated to credit interest in excess of the guaranteed minimum rate. The excess interest rate, if any, in effect on the date a premium is received is guaranteed on that premium for one year unless the policy value associated with the premium becomes security for a policy loan. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: This policy provides for a contingent deferred sales and administrative charge varying by product version. The maximum surrender charge remains level for 44 months, reduces by 1% per month for the next 76 Policy months and is 0 thereafter. A separate surrender charge may be calculated for each face amount increase.

Partial Withdrawal Charge: In addition to Surrender Charges, an additional processing charge, which is the smaller of 2.0% of the withdrawal amount or $25, will be assessed on each partial withdrawal.

Transfer Charge: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Face Amount Increase Charge: For each increase in face amount, a transaction charge equal to $40 will be assessed.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured's residence.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy. The current, and guaranteed, charge is $5 per month.

Monthly Mortality and Expense Risk Charge: The current charge is 0.50% but will not exceed a guaranteed effective annual rate of 0.90%.

Allocation Change Charge: A charge may be assessed not to exceed $25 for changing net premium allocation instructions.

Monthly Cost of Insurance: Current charges vary by month depending on age, face amount and other policy variables.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.

          Vari-Exceptional Life ('87, '91 & '93) . Variable Inheiritage
                  Estate Optimizer . Vari-Exceptional Life Plus
      (First Allmerica Financial Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.




















                          [LOGO ALLMERICA FINANCIAL]

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
   First Allmerica Financial Life Insurance Company . Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)
Allmerica Trust Company, N.A. . VeraVest Investments, Inc. . VeraVest Investment
                   Advisors, Inc. . Financial Profiles, Inc.
            The Hanover Insurance Company . AMGRO, Inc. . Allmerica
    Financial Alliance Insurance Company . Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of
                       America . Citizen Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653


AFSANNRPT (12/02)

Annual Reports dated December 31, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, VEL Account, (File No. 811-5183), VEL II Account (File No. 811-7466), VEL III Account (File No. 811-8857), Inheiritage Account (File No. 811-8120) and First Allmerica Financial Life Insurance and Annuity Company, VEL II Account (File No. 811-8130), Inheiritage Account (File No. 811-8304) under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 19, 2003. Accession number
0000950109-03-000642.